FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about foreign currency risk [Table Text Block]
	December 31, 2019	December 31, 2018

Cash and cash equivalents	$76,389	$15,666
Accounts receivable	66,035	46,979
Accounts payable	(197,967)	(210,555)

	$(55,544)	$(147,910)